Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Amendment Flag	false
Entity Registrant Name	Sequans Communications
Entity Central Index Key	0001383395
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity File Number	001-35135